Inventories, Net	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 — INVENTORIES, NET

Inventories consist of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Raw materials	$903,390	$707,430
Finished goods	1,203,076	1,608,488
Inventories valuation allowance	(126,671)	(122,739)
Total inventories, net	$1,979,795	$2,193,179

Inventories valuation allowance movement is as follows:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning balance	$122,739	$124,512
Foreign currency translation adjustments	3,932	(1,773)
Ending balance	$126,671	$122,739